Financial Instruments and Risk Management - Derivative and Hedging Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 523.9	$ 544.2
Fair value gain/(loss)	4.5	(14.2)
Derivative assets	7.4	2.1
Derivative liabilities	2.9	16.3
Canadian dollar
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 195.6	$ 210.2
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.76	0.76
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 2.1	$ (10.3)
Thai baht
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 98.8	$ 81.1
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.03	0.03
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 2.1	$ (0.7)
Malaysian ringgit
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 54.1	$ 53.4
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.24	0.24
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 0.4	$ (0.8)
Mexican peso
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 22.4	$ 25.6
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.05	0.05
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 0.9	$ 0.2
British pound
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 2.2	$ 5.3
Weighted average exchange rate in U.S. dollars (in dollars per share)	1.29	1.27
Maximum period in months	4 months	4 months
Fair value gain/(loss)	$ 0.1	$ 0.0
Chinese renminbi
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 48.8	$ 66.8
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.14	0.15
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ (0.7)	$ (1.6)
Euro
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 26.1	$ 35.8
Weighted average exchange rate in U.S. dollars (in dollars per share)	1.12	1.17
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ (0.5)	$ 0.3
Romanian Leu
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 33.5	$ 40.4
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.23	0.25
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 0.1	$ (0.9)
Singapore dollar
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 23.9	$ 22.1
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.74	0.74
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 0.2	$ (0.3)
Other
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 18.5	$ 3.5
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.00	0.00
Maximum period in months	4 months	1 month
Fair value gain/(loss)	$ (0.2)	$ (0.1)